Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$125,846,038.36	0.5964267	$97,526,292.01	0.4622099	$28,319,746.35
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$927,856,038.36	0.9159397	$899,536,292.01	0.8879836	$28,319,746.35

Weighted Avg. Coupon (WAC)	3.30%		3.29%
Weighted Avg. Remaining Maturity (WARM)	55.94		55.02
Pool Receivables Balance	$979,649,320.58		$951,310,584.09
Remaining Number of Receivables	55,288		54,567

Adjusted Pool Balance	$941,887,478.47		$914,846,278.56

III. COLLECTIONS

Principal:
Principal Collections	$27,716,066.95
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$166,155.09
Total Principal Collections	$27,882,222.04

Interest:
Interest Collections	$2,627,840.11
Late Fees & Other Charges	$39,647.31
Interest on Repurchase Principal
Total Interest Collections	$2,667,487.42

Collection Account Interest	$3,484.59
Reserve Account Interest	$327.65
Servicer Advances	$-

Total Collections	$30,553,521.70

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$30,553,521.70
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,553,521.70

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$816,374.43	$-	$816,374.43	$816,374.43
Collection Account Interest					$3,484.59
Late Fees & Other Charges					$39,647.31
Total due to Servicer					$859,506.33

2. Class A Noteholders Interest:
Class A-1 Notes		$39,536.63		$39,536.63
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$66,228.75		$66,228.75
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$746,316.55		$746,316.55	$746,316.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$28,797,289.65

9. Regular Principal Distribution Amount:					$28,319,746.35

		Distributable Amount		Paid Amount
Class A-1 Notes				$28,319,746.35
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,319,746.35		$28,319,746.35
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,319,746.35		$28,319,746.35

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					477,543.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,761,842.11
Beginning Period Amount	$37,761,842.11
Current Period Amortization	$1,297,536.58
Ending Period Required Amount	$36,464,305.53
Ending Period Amount	$36,464,305.53
Next Distribution Date Required Amount	$35,188,240.99

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	3
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$14,031,440.11	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.37%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.49%	1.67%	1.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.28%	54,173	99.18%	$943,517,810.63
30 - 60 Days	0.55%	302	0.62%	$5,883,594.48
61 - 90 Days	0.13%	73	0.15%	$1,450,395.10
91-120 Days	0.03%	18	0.05%	$434,126.65
121 + Days	0.00%	1	0.00%	$24,657.23
Total		54,567		$951,310,584.09

Delinquent Receivables 30+ Days Past Due
Current Period	0.72%	394	0.82%	$7,792,773.46
1st Preceding Collection Period	0.60%	331	0.69%	$6,733,767.31
2nd Preceding Collection Period	0.46%	259	0.50%	$5,060,281.11
3rd Preceding Collection Period
Four-Month Average	0.59%		0.67%

Repossession in Current Period		23		$569,583.27
Repossession Inventory		37		$476,966.26

Current Charge-Offs
Gross Principal of Charge-Offs				$622,669.54
Recoveries				$(166,155.09)
Net Loss				$456,514.45

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.56%

Average Pool Balance for Current Period				$965,479,952.34

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.57%
1st Preceding Collection Period				0.24%
2nd Preceding Collection Period				0.08%
3rd Preceding Collection Period
Four-Month Average				0.30%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	43	89	$1,034,390.20
Recoveries	22	48	$(309,510.28)
Net Loss			$724,879.92
Cumulative Net Loss as a % of Initial Pool Balance			0.07%

Net Loss for Receivables that have experienced a Net Loss *	32	68	$724,879.92
Average Net Loss for Receivables that have experienced a Net Loss			$10,660.00

Principal Balance of Extensions			$2,252,286.15
Number of Extensions			107

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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